Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) - Changes in Proved Reserves (Details) Mcfe in Thousands		4 Months Ended	8 Months Ended	12 Months Ended
	Oct. 01, 2019 MMBoe	Dec. 31, 2020 MMBoe Mcfe	Aug. 21, 2020 MMBoe Mcfe	Dec. 31, 2019 MMBoe Mcfe
Proved Reserves (Millions of Barrels of Oil Equivalent)		10,274	11,497	3,271
Contribution from HighPeak II (Millions of Barrels of Oil Equivalent)	1,146			1,146
Extensions and discoveries (Millions of Barrels of Oil Equivalent)		14,279	1,117	6,593
Revisions of previous estimates (Millions of Barrels of Oil Equivalent)		(1,603)	(2,120)	655
Production (Millions of Barrels of Oil Equivalent)		(435)	(270)	(168)
Purchase of minerals in place (Millions of Barrels of Oil Equivalent)			50
Proved Reserves (Millions of Barrels of Oil Equivalent)		22,515	10,274	11,497
Oil [Member]
Proved Reserves (Millions of Barrels of Oil Equivalent)		8,633	9,372	2,914
Contribution from HighPeak II (Millions of Barrels of Oil Equivalent)				973
Extensions and discoveries (Millions of Barrels of Oil Equivalent)		11,977	1,008	5,413
Revisions of previous estimates (Millions of Barrels of Oil Equivalent)		(1,180)	(1,555)	217
Production (Millions of Barrels of Oil Equivalent)		(398)	(236)	(145)
Purchase of minerals in place (Millions of Barrels of Oil Equivalent)			44
Proved Reserves (Millions of Barrels of Oil Equivalent)		19,032	8,633	9,372
Natural Gas [Member]
Proved Reserves (Millions of Barrels of Oil Equivalent) | Mcfe		3,711	4,654	809
Contribution from HighPeak II (Millions of Barrels of Oil Equivalent) | Mcfe				569
Extensions and discoveries (Millions of Barrels of Oil Equivalent) | Mcfe		5,215	252	2,528
Revisions of previous estimates (Millions of Barrels of Oil Equivalent) | Mcfe		(875)	(1,144)	887
Production (Millions of Barrels of Oil Equivalent) | Mcfe		(112)	(87)	(139)
Purchase of minerals in place (Millions of Barrels of Oil Equivalent) | Mcfe			36
Proved Reserves (Millions of Barrels of Oil Equivalent) | Mcfe		7,939	3,711	4,654
Natural Gas Liquids [Member]
Proved Reserves (Millions of Barrels of Oil Equivalent)		1,022	1,349	222
Contribution from HighPeak II (Millions of Barrels of Oil Equivalent)				78
Extensions and discoveries (Millions of Barrels of Oil Equivalent)		1,433	67	759
Revisions of previous estimates (Millions of Barrels of Oil Equivalent)		(277)	(374)	290
Production (Millions of Barrels of Oil Equivalent)		(18)	(20)
Purchase of minerals in place (Millions of Barrels of Oil Equivalent)
Proved Reserves (Millions of Barrels of Oil Equivalent)		2,160	1,022	1,349